SUNAMERICA SERIES TRUST
Supplement to the Statement of Additional Information dated May
1, 2001


The first and second paragraphs under the heading
"SUBADVISORY AGREEMENTS" on pages B-66 and B-67 of the Statement of Additional Information should be replaced in its entirety with the following:

	Alliance Capital Management L.P., Banc of America
Capital Management, Inc., Davis Selected Advisers
L.P., Federated Investment Counseling, U.S. Bancorp
Piper Jaffray Asset Management, Goldman Sachs Asset
Management, Goldman Sachs Asset Management
International, Marisco Capital Management, LLC,
Morgan Stanley Dean Witter Investment Management,
Inc. d/b/a Morgan Stanley Asset Management,
Massachusetts Financial Services Company, Putnam
Investment Management, Inc. and WM Advisors, Inc. act as Subadvisers to certain of the Trust's Portfolios pursuant to various Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the
Subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees.

	Alliance is a majority-owned subsidiary of AXA
Financial, Inc. BACAP is a wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation.
Federated is a wholly owned subsidiary of Federated
Investors, Inc.  USBPJAM, formerly First American
Asset Management ("First American"), is a successor business to First American pursuant to an internal reorganization within U.S. Bancorp. USBPJAM is a subsidiary of U.S. Bank National Association, which is a subsidiary of U.S. Bancorp. As of September 1, 1999, the Investment Management Division ("IMD") was established as a new operating division of Goldman, Sachs & Co. GSAM is a unit of IMD. GSAM
International is an affiliate of Goldman, Sachs & Co.
MSAM is a subsidiary of Morgan Stanley. WM Advisors is a wholly owned subsidiary of New America Capital, Inc., a holding company which in turn is a wholly owned subsidiary of Washington Mutual, Inc.

References on page B-68 of the Statement of Additional
Information to Goldman Sachs Asset Management ("GSAM") with respect to the Asset Allocation Portfolio are no longer applicable and should be replaced with WM Advisers, Inc. ("WMA").



Dated:  July 3, 2001